Intangible Assets and Liabilities - Summary of Intangible Amortization (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Amortization recorded against rental income related to above or (below) market leases
Schedule of Finite-Lived Intangible Assets and Liabilities [Line Items]
Amortization of intangible assets and liabilities	$ (20)	$ 444	$ 317	$ 919
Rental expense related to above or (below) market leasehold interests
Schedule of Finite-Lived Intangible Assets and Liabilities [Line Items]
Amortization of intangible assets and liabilities	107	128	203	233
Amortization expense related to in place leases and tenant relationships
Schedule of Finite-Lived Intangible Assets and Liabilities [Line Items]
Amortization of intangible assets and liabilities	$ 13,450	$ 12,149	$ 24,217	$ 24,105